Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Other Intangible Assets, Net [Abstract]
Other Intangible Assets, Net
NOTE 8:-	OTHER INTANGIBLE ASSETS, NET

a.	Definite-lived other intangible assets:

	December 31,
	2011	2010
Original amounts:
Core technology	$189,446	$147,083
Customer relationships and distribution network	150,162	133,080
Capitalized software development costs	11,217	10,691
Trademarks	15,469	8,927
Covenant not to compete	3,076	100

	369,370	299,881
Accumulated amortization:
Core technology	110,194	84,697
Customer relationships and distribution network	81,709	59,238
Capitalized software development costs	8,622	7,903
Trademarks	9,535	7,766
Covenant not to compete	1,157	15

	211,217	159,619

Other intangible assets, net	$158,153	$140,262

b.	Amortization expense amounted to $ 52,574, $ 45,353 and $ 35,647 for the years 2011, 2010 and 2009, respectively.

c.	Estimated amortization expense (excluding amortization of capitalized software development costs):

For the year ended December 31,

2012	$52,881
2013	43,313
2014	26,947
2015	18,275
2016	10,147
2017 and thereafter	3,995

$155,558

d.	Indefinite-lived intangible assets consist of IPR&D in the amounts of $ 0 and $ 1,370 as of December 31, 2011 and 2010, respectively.